March 6, 2001


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re:  DREYFUS PREMIER FIXED INCOME FUNDS
     File Nos.  811-4748; 33-7172

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus for the above referenced Fund does not differ from that contained in the most recent amendment to the Fund's Registration Statement, electronically filed with the Securities and Exchange Commission on February 28, 2001, pursuant to Rule 485(b).

                                        Very truly yours,

                                        /s/ Faria Adam